                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                                -----------
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Casualty Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2626

Signature, Place and Date of Signing:

/s/ Kenneth W. Stecher      Fairfield, Ohio          November 10, 2004
----------------------   ---------------------     ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                       1
                                                   ---------
Form 13F Information Table Entry Total:                11
                                                   ---------
Form 13F Information Table Value Total:             156,674
                                                   ---------
List of Other Included Managers:
01 Cincinnati Financial Corporation 13F File No.   028-10798
                                                   ---------

                                          COLUMN 2     COLUMN 3     COLUMN 4     COLUMN 5     SH/PRN    PUT/CALL
                                       TITLE OF CLASS   CUSIP      FMV (000)      SHARES
ALLTEL CORP                                Common     020039103      7,548        137,470       SH
CINERGY CORP                               Common     172474108      5,049        127,500       SH
EXXON MOBIL CORPORATION                    Common     30231G102      25,132       520,000       SH
FIFTH THIRD BANCORP                        Common     316773100      69,891      1,419,979      SH
GENERAL ELECTRIC CO.                       Common     369604103       840         25,000        SH
GENUINE PARTS CO                           Common     372460105       576         15,000        SH
JOHNSON & JOHNSON                          Common     478160104      1,408        25,000        SH
NATIONAL CITY CORPORATION                  Common     635405103      10,606       274,612       SH
PROCTER & GAMBLE CORPORATION               Common     742718109      13,530       250,000       SH
WELLS FARGO & CO                           Common     949746101      13,119       220,000       SH
WYETH                                      Common     983024100      8,976        240,000       SH
                                                                    156,674      3,254,561

                                          COLUMN 6     COLUMN 7     COLUMN 8
                ISSUER                 INVESTMENT DIS  OTH MGRS       SOLE        SHARED       NONE
ALLTEL CORP                                Shared         01           -          137,470       -
CINERGY CORP                               Shared         01           -          127,500       -
EXXON MOBIL CORPORATION                    Shared         01           -          520,000       -
FIFTH THIRD BANCORP                        Shared         01           -         1,419,979      -
GENERAL ELECTRIC CO.                       Shared         01           -          25,000        -
GENUINE PARTS CO                           Shared         01           -          15,000        -
JOHNSON & JOHNSON                          Shared         01           -          25,000        -
NATIONAL CITY CORPORATION                  Shared         01           -          274,612       -
PROCTER & GAMBLE CORPORATION               Shared         01           -          250,000       -
WELLS FARGO & CO                           Shared         01           -          220,000       -
WYETH                                      Shared         01           -          240,000       -
                                                                                 3,254,561